PGIM S&P 500 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 104.4%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $143,182)(wb)	143,182	$143,182
Options Purchased*~ 103.4%
(cost $13,996,276)		14,182,221

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.4% (cost $14,139,458)		14,325,403
Options Written*~ (4.2)%
(premiums received $582,669)		(584,073)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.2% (cost $13,556,789)		13,741,330
Liabilities in excess of other assets(z) (0.2)%		(23,521)

Net Assets 100.0%		$13,717,809

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$6.18		219		22	$13,590,702
SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85		219		22	591,519
Total Options Purchased (cost $13,996,276)								$14,182,221
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$703.79		219		22	$(290,394)
SPDR S&P 500 ETF Trust	Put	06/30/26	$543.71		219		22	(293,679)
Total Options Written (premiums received $582,669)								$(584,073)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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